As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 4.6%
		Americredit Automobile Receivables Trust
	$1,550,000	2008-AF, Class A4, 6.960%, 10/14/2014	$1,413,244
		Citibank Credit Card Issuance Trust
	2,390,000	2008-A1, Class A1, 5.350%, 02/07/2020	2,139,737
		Countrywide Asset-Backed Certificates
	768,053	2006-S3, Class A1, 5.460%, 06/25/2021 (c)	614,819
	590,000	2006-S2, Class A2, 5.627%, 07/25/2027	463,640
	1,150,000	2006-S5, Class A3, 5.762%, 06/25/2035	450,228
	2,435,000	2006-S7, Class A3, 5.712%, 11/25/2035 (c)	1,071,474
		Ford Credit Auto Owner Trust
	1,015,000	2006-C, Class A4A, 5.150%, 02/15/2012	992,983
	1,195,000	2007-A, Class A4A, 5.470%, 06/15/2012	1,152,403
	600,000	2007-B, Class A4A, 5.240%, 07/15/2012	569,456
		GMAC Mortgage Corporation Loan Trust
	1,235,000	2006-HE2, Class A3, 6.320%, 05/25/2036	659,000
	2,200,000	2006-HE3, Class A3, 0.058%, 10/25/2036	1,166,432
		GSAA Home Equity Trust
	1,489,560	2006-S1, Class 1A1, 2.621%, 01/25/2037	484,098
		Hertz Vehicle Financing LLC
	845,000	2004-1, Class A4, 3.230%, 05/25/2010 (Acquired 02/01/2008, Cost $809,945) (a)	819,925
	680,000	2005-1A, Class A4, 2.711%, 11/25/2011 (Acquired 08/21/2008, Cost $598,124) (a)(c)	602,618
	830,000	2005-2A, Class A5, 2.711%, 11/25/2011 (Acquired 08/01/2008, Cost $752,312) (a)(c)	730,606
	1,715,000	2005-2A, Class A6, 5.080%, 11/25/2011 (Acquired Multiple Dates, Cost $1,667,132) (a)	1,560,044
		Mid-State Trust
	851,329	11, Class A1, 4.864%, 07/15/2038	779,494
		Residential Funding Mortgage Securities
	380,000	2005-HS1, Class AI2, 4.660%, 07/25/2020	332,715
	906,382	2003-HS1, Class AI6, 3.830%, 02/25/2033	733,796
	630,000	2005-HS1, Class AI4, 5.110%, 09/25/2035	137,228
	1,350,000	2006-HSA1, Class A3, 5.230%, 02/25/2036	269,601
	2,190,000	2006-HSA1, Class A5, 5.310%, 02/25/2036	542,088
	1,460,000	2006-HSA1, Class A4, 5.490%, 02/25/2036	145,729
	590,000	2006-HSA2, Class AI3, 5.550%, 03/25/2036	156,136
	820,000	2006-HSA2, Class AI4, 5.810%, 03/25/2036	86,251
		Saco I Trust
	1,535,440	2006-9, Class A1, 5.480%, 08/25/2036 (c)	418,303
		SLM Student Loan Trust
	15,896	2008-4, Class A1, 3.393%, 01/25/2010 (c)	15,879
	1,560,000	2008-20D, Class 1, 5.370%, 04/01/2028	1,543,801
		Total Asset Backed Securities	20,051,728
		(Cost $21,409,882)

		CORPORATE BONDS 45.0%
		Airlines 0.7%
		Continental Airlines
	1,595,000	5.983%, 04/19/2022	1,228,150
		United Airlines
	2,578,453	6.636%, 01/02/2022 (e)	1,779,133
			3,007,283
		Automobiles 0.2%
		General Motors Corp.
	2,285,000	8.375%, 07/15/2033	914,000

		Auto Components 0.5%
		Arvinmeritor, Inc.
	285,000	8.125%, 09/15/2015	219,450
		Delphi Corp.
	2,005,000	6.500%, 08/15/2013	250,625
		Lear Corp.
	1,138,000	8.750%, 12/01/2016	790,910
		TRW Automotive Inc.
	995,000	7.250%, 03/15/2017 (Acquired Multiple Dates, Cost $860,997) (a)	786,050
			2,047,035
		Building Products 0.2%
		USG Corp.
	1,070,000	7.750%, 01/15/2018	850,650

		Capital Markets 2.3%
		Goldman Sachs Group, Inc.
	1,925,000	5.700%, 09/01/2012	1,658,187
	3,705,000	6.150%, 04/01/2018	3,080,759
		Morgan Stanley
	1,030,000	5.050%, 01/21/2011	668,954
	6,370,000	5.550%, 04/27/2017	3,948,954
	1,035,000	6.625%, 04/01/2018	684,954
			10,041,808
		Commercial Banks 6.6%
		Barclays Bank Plc
	4,790,000	7.434%, 12/15/2017 (Acquired 07/08/2008 and 09/03/2008, Cost $4,314,672) (a)(b)(c)	3,900,569
		BB&T Corp.
	3,880,000	4.900%, 06/30/2017	3,023,936
		Deutsche Bank Capital Funding Trust
	2,540,000	5.628%, 01/31/2049 (Acquired Multiple Dates, Cost $2,148,842) (a)(c)	1,945,434
		Manufacturers & Traders Trust Co.
	2,010,000	3.850%, 04/01/2013 (Acquired Multiple Dates, Cost $1,841,296) (a)(c)	1,762,673
		Marshall & Ilsley Bank
	5,095,000	5.413%, 12/04/2012	4,082,822
		Regions Bank
	1,540,000	7.500%, 05/15/2018	1,220,761
		Suntrust Bank
	3,290,000	5.919%, 05/21/2012 (c)	3,096,673
		UBS AG Stamford
	1,570,000	5.875%, 12/20/2017 (b)	1,394,039
		Wachovia Corp.
	590,000	4.990%, 03/15/2011 (c)	433,959
	2,320,000	5.500%, 05/01/2013	1,919,390
	1,570,000	6.000%, 11/15/2017	930,963
	3,690,000	5.800%, 08/29/2049 (c)	1,549,800
		Wells Fargo Alternative Loan Trust
	4,430,000	7.700%, 12/29/2049 (c)	3,863,004
			29,124,023
		Computers & Peripherals 0.5%
		Tyco Electronics Group S A
	970,000	6.000%, 10/01/2012 (b)	955,974
	1,275,000	5.950%, 01/15/2014 (b)	1,254,166
			2,210,140

		Consumer Finance 3.1%
		American General Finance
	3,000,000	3.875%, 10/01/2009	1,969,527
		ERAC USA Finance Co.
	3,210,000	6.375%, 10/15/2017 (Acquired Multiple Dates, Cost $3,028,757) (a)	2,551,391
		Ford Motor Credit Co.
	945,000	7.800%, 06/01/2012	586,774
	5,200,000	8.000%, 12/15/2016	3,287,846
	2,450,000	7.450%, 07/16/2031	1,053,500
		GMAC LLC
	2,950,000	6.625%, 05/15/2012	1,248,936
		Household Finance Corp.
	2,460,000	4.750%, 07/15/2013	2,213,223
		Residential Capital LLC
	3,740,000	6.500%, 04/17/2013	748,000
			13,659,197

		Diversified Financial Services 12.3%
		American Express Credit Co.
	4,185,000	7.300%, 08/20/2013	4,036,541
		American General Finance
	3,680,000	5.200%, 12/15/2011	1,936,817
	1,545,000	5.900%, 09/15/2012	882,016
	3,800,000	6.900%, 12/15/2017	1,762,030
		Bank Of America Corp.
	5,450,000	8.000%, 12/29/2049 (c)	4,315,675
		CIT Group Inc.
	805,000	5.168%, 11/03/2010	531,942
	940,000	5.610%, 02/13/2012	507,603
	1,485,000	7.625%, 11/30/2012	942,034
	1,615,000	5.638%, 12/21/2012	842,751
		Citigroup, Inc.
	1,015,000	6.500%, 08/19/2013	902,099
	1,570,000	6.125%, 11/21/2017	1,330,536
	6,935,000	8.400%, 04/29/2049	4,720,377
		Credit Suisse Guernsey
	3,818,000	5.860%, 05/15/2017 (b)(c)	2,890,482
		General Motors Acceptance Corp.
	2,705,000	6.750%, 12/01/2014	1,038,217
		Genworth Global Funding
	1,130,000	5.200%, 10/08/2010	1,022,944
	405,000	5.250%, 05/15/2012	364,236
		International Lease Finance Corp.
	2,930,000	5.350%, 03/01/2012	2,168,944
	975,000	5.300%, 05/01/2012	709,038
	1,030,000	0.056%, 09/20/2013	669,224
	2,000,000	6.625%, 11/15/2013	1,226,044
		Ingersoll-Rand Global Holding Co.
	1,545,000	6.000%, 08/15/2013 (b)	1,539,724
		JP Morgan Chase & Co.
	6,735,000	7.900%, 10/30/2049 (c)	5,670,062
		Lehman Brothers Holdings
	7,000,000	6.875%, 05/02/2018	875,000
		Liberty Property LP
	2,460,000	6.625%, 10/01/2017	2,198,116
		Merrill Lynch & Co.
	3,440,000	6.400%, 08/28/2017	2,975,328
		Pricoa Global Funding I
	1,855,000	5.400%, 10/18/2012 (Acquired 10/11/2007 and 04/25/2008, Cost $1,852,135) (a)	1,858,248
		Prudential Financial Inc.
	750,000	6.000%, 12/01/2017	668,548
		Royal Bank of Scotland Group Plc
	3,345,000	6.990%, 10/29/2049 (Acquired Multiple Dates, Cost $2,842,063) (a)(b)(c)	2,492,865
		Simon Property Group LP
	1,515,000	5.100%, 06/15/2015	1,338,440
	770,000	5.250%, 12/01/2016	656,743
		Windsor Financing LLC
	1,143,429	5.881%, 07/15/2017 (Acquired 02/07/2006 and 08/03/2007, Cost $1,147,197) (a)	1,145,693
			54,218,317

		Diversified Telecommunication Services 3.0%
		British Telecom plc
	1,380,000	5.150%, 01/15/2013 (b)	1,287,917
	1,835,000	5.950%, 01/15/2018 (b)	1,627,296
		Comcast Cable Communications Holdings, Inc.
	975,000	8.375%, 03/15/2013	1,022,570
		Deutsche Telekom International Finance BV
	1,105,000	5.750%, 03/23/2016 (b)	985,693
		Embarq Corp.
	2,085,000	6.738%, 06/01/2013	1,837,761
		Telecom Italia Capital
	2,305,000	5.250%, 11/15/2013 (b)	2,044,973
	1,345,000	6.750%, 08/20/2018 (b)	1,246,613
		Telefonica Emisiones SAU
	1,200,000	6.221%, 07/03/2017 (b)	1,104,444
		Verizon Communications
	2,210,000	5.500%, 02/15/2018	1,953,552
			13,110,819
		Electric Utilities 2.7%
		Commonwealth Edison Co.
	790,000	5.950%, 08/15/2016	746,084
	440,000	6.150%, 09/15/2017	416,112
		Entergy Arkansas
	1,235,000	5.660%, 02/01/2025	1,021,345
		Entergy Gulf States Inc.
	1,510,000	4.875%, 11/01/2011	1,469,837
		Entergy Louisiana LLC
	765,000	5.500%, 04/01/2019	677,261
		General Electric
	1,035,000	5.250%, 10/19/2012	973,062
		Great River Energy
	1,685,008	5.829%, 07/01/2017 (Acquired 06/21/2007 and 08/03/2007, Cost $1,685,008) (a)	1,703,948
	465,000	7.233%, 07/01/2038 (Acquired 04/23/2008, Cost $465,000) (a)(e)	495,825
		Indianapolis Power & Light Co.
	345,000	6.300%, 07/01/2013 (Acquired 10/17/2006 and 08/03/2007, Cost $354,448) (a)	350,941
	1,045,000	6.050%, 10/01/2036 (Acquired Multiple Dates, Cost $1,013,485) (a)	890,317
		Mackinaw Power LLC
	949,022	6.296%, 10/31/2023 (Acquired Multiple Dates, Cost $951,729) (a)	946,753
		Public Service Electric & Gas
	550,000	5.000%, 01/01/2013	543,224
		Tenaska Gateway Partners
	584,570	6.052%, 12/30/2023 (Acquired 05/31/2007 and 08/03/2007, Cost $584,570) (a)	566,197
		Westar Energy Inc.
	1,030,000	6.000%, 07/01/2014	1,009,124
			11,810,030
		Food & Staples Retailing 0.5%
		Kraft Foods, Inc.
	2,180,000	6.125%, 02/01/2018	2,042,174

		Gas Utilities 0.4%
		Alliance Pipeline U.S.
	233,535	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $218,374) (a)	219,934
		Gulfstream Natural Gas
	845,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $838,531) (a)	768,048
		Source Gas LLC
	730,000	5.900%, 04/01/2017 (Acquired Multiple Dates, Cost $716,863) (a)	599,473
		Southern Star Cent Gas
	195,000	6.000%, 06/01/2016 (Acquired Multiple Dates, Cost $192,317) (a)	184,275
			1,771,730
		Health Care Providers & Services 0.3%
		United Health Group, Inc.
	535,000	6.000%, 02/15/2018	483,967
		Wellpoint, Inc.
	1,030,000	5.875%, 06/15/2017	953,419
			1,437,386
		Hotels, Restaurants & Leisure 0.1%
		Harrahs Operating Co., Inc.
	4,000,000	1.750%, 02/01/2016 (Acquired Multiple Dates, Cost $2,710,808) (a)	2,040,000
	830,000	5.750%, 10/01/2017	215,800
			2,255,800
		Household Durables 0.3%
		Mohawk Industries, Inc.
	1,375,000	6.125%, 01/15/2016	1,238,663

		Insurance 2.8%
		Allstate Life Global Funding
	2,460,000	5.375%, 04/30/2013	2,374,746
		Jackson National Life Global Funding
	810,000	5.125%, 02/10/2011 (Acquired 02/03/2006 and 08/03/2007, Cost $809,328) (a)	796,623
	880,000	5.375%, 05/08/2013 (Acquired 05/01/2008, Cost $879,314) (a)	838,383
		Met Life Global Funding
	2,070,000	5.125%, 04/10/2013 (Acquired 04/07/2008 and 04/25/2008, Cost $2,066,024) (a)	2,010,955
	2,290,000	6.817%, 08/15/2018	2,166,807
		Monumental Global Funding
	1,195,000	5.254%, 01/25/2013 (Acquired 12/14/2007 and 05/15/2008, Cost $1,148,542) (a)	1,132,970
	1,530,000	5.500%, 04/22/2013 (Acquired 04/18/2008 and 04/22/2008, Cost $1,532,053) (a)	1,495,346
		Nationwide Life Global Fund
	745,000	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $744,069) (a)	746,047
		Protective Life Corp.
	800,000	5.450%, 09/28/2012	794,793
			12,356,670
		Media 1.6%
		Comcast Corp.
	1,020,000	6.300%, 11/15/2017	937,892
		Time Warner, Inc.
	1,395,000	5.400%, 07/02/2012	1,326,946
	1,905,000	6.750%, 07/01/2018	1,779,137
	1,940,000	7.700%, 05/01/2032	1,695,056
		Viacom, Inc.
	1,540,000	6.250%, 04/30/2016	1,386,939
			7,125,970
		Metals & Mining 0.4%
		U.S. Steel Corp.
	2,135,000	5.650%, 06/01/2013	1,909,802

		Multi-Utilities & Unregulated Power 1.7%
		Aes Eastern Energy
	720,411	9.000%, 01/02/2017	763,636
		Borger Energy Funding
	2,535,666	7.260%, 12/31/2022 (Acquired 08/14/2008, Cost $2,437,955) (a)(e)	2,408,883
		Homer City Funding LLC
	2,134,500	8.137%, 10/01/2019	2,123,827
		Kern River Funding Corp.
	1,164,940	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $1,140,733) (a)	1,131,471
		Kiowa Power Partners LLC
	730,973	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $756,961) (a)	728,342
		Midwest Generation LLC
	237,944	Series 2000, 8.300%, 07/02/2009	241,073
			7,397,232
		Oil, Gas & Consumable Fuels 0.7%
		Tennessee Gas Pipeline Co.
	1,005,000	7.500%, 04/01/2017	978,947
		Valero Energy Corp.
	2,285,000	6.625%, 06/15/2037	1,971,795
			2,950,742
		Real Estate Investment Trusts 1.0%
		AMB Property LP
	2,335,000	6.300%, 06/01/2013	2,258,832
		Prologis Trust
	1,175,000	5.625%, 11/15/2016	1,000,878
	1,250,000	6.625%, 05/15/2018	1,073,583
			4,333,293
		Telecommunications 0.3%
		News America Inc.
	1,560,000	6.650%, 11/15/2037	1,308,409

		Transportation 1.9%
		Burlington North Santa Fe
	251,341	6.230%, 07/02/2018 (e)	255,471
	669,665	4.830%, 01/15/2023	656,753
	1,113,752	5.996%, 04/01/2024 (e)	1,101,289
		CSX Transportation, Inc.
	990,000	5.750%, 03/15/2013	944,056
	1,895,074	6.251%, 01/15/2023 (e)	1,815,263
		Union Pacific Corp.
	1,425,000	5.450%, 01/31/2013	1,397,525
	1,082,829	6.061%, 01/17/2023 (e)	1,075,585
	313,142	5.082%, 01/02/2029 (e)	289,807
	694,595	5.866%, 07/02/2030	689,240
			8,224,989
		Utilities 0.9%
		Appalachian Power Co.
	1,075,000	5.650%, 08/15/2012	1,052,124
		Indiantown Cogeneration
	582,934	9.260%, 12/15/2010	599,221
	560,000	9.770%, 12/15/2020	588,386
		West Penn Power Co.
	1,860,000	5.950%, 12/15/2017 (Acquired Multiple Dates, Cost $1,856,095) (a)	1,725,946
			3,965,677

		Total Corporate Bonds	198,003,430
		(Cost $229,473,923)

		PREFERRED STOCKS 0.1%
		Thrifts & Mortgage Finance 0.1%
	161,708	Fannie Mae
		8.25%, 12/31/2010 (c)	352,524
	134,153	Freddie Mac
		8.375%, 12/31/2012 (c)	218,669

		Total Preferred Stocks	571,193
		(Cost $4,145,347)

		MORTGAGE BACKED SECURITIES 43.8%
		Banc of America Commercial Mortgage Inc.
	4,285,000	Series 2006-5, Class A4, 5.414%, 09/10/2016	3,765,590
	3,220,000	Series 2006-3, Class A4, 5.889%, 07/10/2044	2,915,023
	3,225,000	Series 2006-1, Class A4, 5.372%, 09/10/2045	2,851,105
	16,238	Series 2006-6, Class A1, 5.226%, 10/10/2045	15,808
	1,430,000	Series 2006-4, Class A4, 5.634%, 07/10/2046	1,272,857
	3,675,000	Series 2007-3, Class A2, 5.659%, 06/10/2049	3,451,499
		Bear Stearns Commercial Mortgage Securities
	1,165,000	Series 2005-PWR10, Class A4, 5.405%, 12/11/2040	1,074,184
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	5,465,000	Series 2006-CD3, Class A5, 5.617%, 10/15/2048	4,853,591
	8,648	Series 2006-C5, Class A1, 5.273%, 10/15/2049	8,410
	1,755,000	Series 2006-C5, Class A2, 5.378%, 10/15/2049	1,675,366
	3,395,000	Series 2006-C5, Class A1, 5.720%, 10/15/2049	2,971,678
	2,940,000	Series 2007-CD4, Class A4, 5.322%, 12/11/2049	2,453,510
		CitiMortgage Alternative Loan Trust
	1,989,653	Series 2007-A4, Class 2A1, 5.500%, 04/25/2022	1,408,302
		Commercial Mortgage Pass-Through Certificate
	2,332,799	Series 2003-LB1A, Class A1, 3.251%, 06/10/2038	2,180,156
	3,600,000	Series 2006-C7, Class A4, 5.768%, 06/10/2046	3,253,832
		Credit Suisse First Boston Mortgage Securities Corp.
	471,470	Pool # 2005-10, 5.000%, 09/25/2015	465,858
	27,518	Pool # 1998-C2, 6.300%, 11/15/2030	27,499
	95,751	Pool # 2003-1, 7.000%, 02/25/2033	90,238
	515,000	Pool # 2006-C5, 5.246%, 12/15/2039	487,921
	1,090,000	Pool # 2007-C1, 5.383%, 02/15/2040	912,960
	2,445,000	Pool # 2007-C2, 5.448%, 01/15/2049	2,290,133
		CWCapital Cobalt
	2,970,000	Series 2007-C3, Class A4, 6.015%, 05/15/2046 (c)	2,529,227
	1,575,000	Series 2006-C1, Class A2, 5.174%, 08/15/2048	1,492,864
		FHLMC Pools
	114,388	Pool # M80779, 5.000%, 11/01/2009	115,583
	1,323,016	Pool # E0-1418, 4.000%, 07/01/2018	1,286,026
	1,081,045	Pool # E01647, 4.000%, 05/01/2019	1,044,123
		FHLMC Remic
	2,766,794	Series 3483, Class FB, 2.603%, 08/15/2011 (c)	2,741,161
	81,931	Series 2630, Class KL, 3.500%, 04/15/2013	81,878
	51,908	Series 2508, Class CR, 4.500%, 03/15/2016	51,979
	2,825,863	Series 2990, Class EN, 4.500%, 02/15/2033	2,797,954
	2,032,835	Series 3031, Class LN, 4.500%, 08/15/2033	2,014,056
	2,121,238	Series 3202, Class LN, 4.500%, 03/15/2035	2,095,514
		FNMA Pools
	890,176	Pool # 725564, 4.495%, 04/01/2009 (e)	886,838
	903,551	Pool # 555648, 4.543%, 06/01/2013	881,328
	1,355,783	Pool # 386341, 3.810%, 08/01/2013	1,281,800
	1,132,412	Pool # 386441, 3.980%, 08/01/2013	1,087,414
	735,506	Pool # 735065, 4.498%, 08/01/2013	716,591
	3,694,205	Pool # 357312, 5.000%, 12/01/2017	3,710,978
	139,723	Pool # 254759, 4.500%, 06/01/2018	137,668
	862,509	Pool # 254919, 4.000%, 09/01/2018	837,157
	2,478,880	Pool # 254865, 4.500%, 09/01/2018	2,442,426
	1,650,723	Pool # 725546, 4.500%, 06/01/2019	1,621,289
	3,609,582	Pool # 735841, 4.500%, 11/01/2019	3,545,219
	26,810	Pool # 433043, 6.500%, 06/01/2028	27,768
	51,528	Pool # 447704, 6.500%, 11/01/2028	53,370
	20,139	Pool # 448235, 6.500%, 11/01/2028	20,859
	73,420	Pool # 448635, 6.500%, 11/01/2028	76,045
	3,407	Pool # 449012, 6.500%, 11/01/2028	3,528
	25,420	Pool # 487778, 6.500%, 03/01/2029	26,313
	667,486	Pool # 2002T4, 7.500%, 12/25/2041	711,126
		FNMA Remic
	85,000	Series 1994-3, Class PL, 5.500%, 01/25/2024	86,077
	2,083,875	Series 2005-95, Class LN, 4.500%, 03/25/2033	2,060,731
	38,974	Series 2004-64, Class BA, 5.000%, 03/25/2034	38,729
	960,000	Series 2004-26, Class PE, 4.500%, 04/25/2034	834,531
	814,923	Series 2004-T2, Class IA3, 7.000%, 11/25/2043	876,986
		GE Capital Mortgage Corporation
	2,725,000	Series 2005-C4, Class A4, 5.333%, 11/10/2045 (c)	2,499,432
		GMAC Commercial Mortgage Securities Inc.
	2,262,022	Pool # 2003-C1, 3.337%, 05/10/2036 (e)	2,141,828
	1,900,000	Pool # 2006-C1, 5.238%, 11/10/2045	1,670,847
	2,060,832	Pool # 2005-21, 5.000%, 03/20/2035	1,768,891
		GNMA Pool
	7,648	Pool # 36629, 9.500%, 10/15/2009	7,870
		GNMA Remic
	1,385,000	Series 2008-51, Class GY, 4.000%, 06/16/2023	1,211,195
		Greenwich Capital Commercial Funding Corp.
	3,175,000	Series 2005-GG5, Class A2, 5.117%, 04/10/2037	3,109,629
	1,660,000	Series 2005-GG5, Class A5, 5.224%, 04/10/2037	1,508,516
	770,000	Series 2006-GG7, Class A2, 5.914%, 07/10/2038	752,061
	7,230,000	Series 2006-GG7, Class A4, 6.110%, 07/10/2038 (c)	6,569,583
	2,165,000	Series 2007-GG9, Class A2, 5.381%, 03/10/2039	2,019,281
	5,665,000	Series 2007-GG9, Class A4, 5.444%, 03/10/2039	4,787,554
	1,543,623	Series 2007-GG11, Class A1, 5.358%, 12/10/2049	1,443,560
		GS Mortgage Securities Corp. II
	3,180,498	Series 2007-EOP, Class A1, 5.410%, 03/06/2020 (Acquired Multiple Dates, Cost $3,127,412) (a)(c)	2,854,792
		Home Equity Mortgage Trust
	1,375,000	2005-5, Class A1F2, 5.150%, 04/25/2036 (c)	725,015
	480,038	2006-5, Class 1A1, 5.500%, 01/25/2037 (c)	114,774
		JP Morgan Chase Commercial Mortgage Securites Corp.
	1,650,000	Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	1,420,007
		LB-UBS Commercial Mortgage Trust
	149,039	Series 2003-C, Class A2, 3.086%, 05/15/2027	148,472
	470,000	Series 2005-C3, Class A2, 4.553%, 07/15/2030	459,649
	1,465,000	Series 2005-C7, Class A4, 5.197%, 11/15/2030	1,334,975
	7,135,000	Series 2006-C1, Class A4, 5.156%, 02/15/2031	6,252,522
	111,303	Series 1998-C4, Class A2, 6.300%, 10/15/2035	111,032
	3,970,000	Series 2006-C4, Class A4, 6.080%, 06/15/2038 (c)	3,626,300
	3,415,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	2,989,216
	680,000	Series 2007-C1, Class A2, 5.318%, 02/15/2040	635,423
	4,100,000	Series 2007-C2, Class A2, 5.330%, 02/15/2040	3,815,830
	1,575,000	Series 2007-C1, Class A4, 5.424%, 02/15/2040	1,322,607
	4,705,000	Series 2007-C2, Class A3, 5.430%, 02/15/2040	3,946,453
	4,035,000	Series 2007-C3, Class A4, 6.136%, 07/15/2044 (c)	3,509,630
		Master Alternative Loans Trust
	540,668	Pool # 2004-6, 4.500%, 07/25/2014	507,890
		Master Asset Securitization Trust
	456,615	Pool # 2004-3, 4.750%, 01/25/2014	437,799
		Merrill Lynch Commercial Mortgage Trust
	81,663	Series 2002-MW1, Class A2, 4.929%, 07/12/2034	81,504
	2,945,000	Series 2005-LC1, Class A4, 5.291%, 01/12/2044	2,677,750
	2,455,000	Series 2006-2, Class A4, 5.910%, 06/12/2046 (c)	2,241,185
	2,350,000	Series 2006-3, Class A4, 5.414%, 07/12/2046	2,060,821
	720,000	Series 2007-7, Class A2, 5.693%, 06/12/2050	673,673
	1,960,000	Series 2007-C1, Class A2, 5.725%, 06/12/2050	1,836,087
		Morgan Stanley Capital I
	6,020,000	Series 2006-IQ11, Class A4, 5.944%, 10/15/2042	5,459,552
	2,516,105	Series 2007-HQ13, Class A1, 5.357%, 12/15/2044	2,404,263
		Residential Accredit Loans, Inc.
	1,507,262	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	1,331,477
		Wachovia Bank Commercial Mortgage Trust
	1,040,576	Series 2003-C5, Class A1, 2.986%, 06/15/2035	988,739
	3,605,000	Series 2005-C22, Class A4, 5.445%, 12/15/2044	3,259,830
	6,245,000	Series 2006-C23, Class A4, 5.418%, 01/15/2045	5,484,645
	9,400,000	Series 2006-C24, Class A3, 5.558%, 03/15/2045	8,313,618
	785,000	Series 2006-C27, Class A3, 5.765%, 07/15/2045	695,965
	1,825,000	Series 2007-C34, Class A3, 5.680%, 05/15/2046	1,532,067
	5,275,000	Series 2007-C31, Class A2, 5.421%, 04/15/2047	4,888,096
	5,460,000	Series 2006-C29, Class A4, 5.380%, 11/15/2048	4,677,527
	1,175,352	Series 2007-C32, Class A1, 5.686%, 06/15/2049	1,135,270
		Wells Fargo Alternative Loan Trust
	1,683,136	Series 2007-PA3, Class 6A1, 5.500%, 07/25/2037	1,418,569
		Wells Fargo Mortgage Backed Securities Trust
	2,448,430	Pool # 2006-3, 5.500%, 03/25/2036	2,392,330
		Total Mortgage Backed Securities	193,896,257
		(Cost $202,272,026)

		INSTITUTIONAL TERM LOANS 2.7%
		Chrysler LLC
	10,075,000	6.467%, 11/29/2013 (e)	4,130,750
		Community Health Systems, Inc.
	51,353	7.848%, 07/02/2014 (e)	45,191
	753,081	7.570%, 07/25/2014 (e)	662,711
		Ford Motor Co.
	1,195,980	8.320%, 12/15/2013 (e)	777,387
	2,489,162	8.360%, 12/15/2013	1,617,956
		Georgia Pacific Corp.
	809,133	7.800%, 12/20/2012 (e)	710,014
		General Motors Corp.
	3,851,358	1.375%, 11/01/2013 (e)	2,503,382
		HCA Inc.
	631,986	8.110%, 11/17/2013 (e)	554,568
		Lyondell Chemical Co.
	1,182,038	6.396%, 12/20/2014 (e)	827,426
		Total Loans
		(Cost $13,413,126)	11,829,385

		U.S. TREASURY OBLIGATIONS 0.3%
		U.S. Treasury Bonds 0.3%
	1,638,442	1.750%, 01/15/2028	1,429,413

		Total U.S. Treasury Obligations	1,429,413
		(Cost $1,474,754)

		SHORT-TERM INVESTMENTS 2.8%
		Variable Rate Demand Notes (d) 2.8%
	$12,357,399	U.S. Bank Demand Note, 2.4975%	12,357,399

		Total Short-Term Investments	12,357,399
		(Cost $12,357,399)

		Total Investments 99.3%
		(Cost $484,546,457)	439,447,214

		Other Assets in Excess of Liabilities 0.7%	3,137,065

		TOTAL NET ASSETS 100.0%	$442,584,279

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $44,791,585 (10.1% of net assets) at September 30, 2008.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2008.
(e)	Security is fair valued.

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments	$ 484,546,457
	Gross unrealized appreciation	3,322,433
	Gross unrealized depreciation	(48,331,676)
	Net unrealized depreciation	$ (45,009,243)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Credit Default Swaps:
As of September 30, 2008, the Columbus Core Plus Fund held the following credit default swaps:

			(Pay)/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

JP Morgan	Ford Motor Credit Co. (e)	SELL	5.15%	3/20/2011	$ 2,250,000	($805,091)

JP Morgan	GE Capital Corp. (e)	SELL	5.40%	9/20/2013	6,470,000	(73,564)

JP Morgan	GE Capital Corp. (e)	SELL	5.30%	9/20/2013	1,620,000	(24,559)

					$10,340,000	($903,214)

Frontegra Columbus Core Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 3.2%
		Americredit Automobile Receivables Trust
	$319,268	2007-DF, Class A2A, 5.660%, 01/06/2011 (c)	$318,881
	355,000	2008-AF, Class A4, 6.960%, 10/14/2014	323,678
		Citibank Credit Card Issuance Trust
	550,000	2008-A1, Class A1, 5.350%, 02/07/2020	492,408
		Ford Credit Auto Owner Trust
	245,000	2006-C, Class A4A, 5.150%, 02/15/2012	239,685
	290,000	2007-A, Class A4A, 5.470%, 06/15/2012	279,663
	100,000	2007-B, Class A4A, 5.240%, 07/15/2012	94,909
		Hertz Vehicle Financing LLC
	230,000	2004-1, Class A4, 3.230%, 05/25/2010 (Acquired 02/01/2008, Cost $220,459) (a)	223,175
	160,000	2005-1A, Class A4, 2.711%, 11/25/2011 (Acquired 08/21/2008, Cost $140,735) (a)(c)	141,793
	200,000	2005-2A, Class A5, 2.711%, 11/25/2011 (Acquired 08/01/2008, Cost $181,280) (a)(c)	176,050
	440,000	2005-2A, Class A6, 5.080%, 11/25/2011 (Acquired Multiple Dates, Cost $429,548) (a)	400,245
		Keystone Owner Trust
	36,419	1998-P1, Class M1, 7.530%, 05/25/2025 (Acquired 04/22/2003, Cost $37,984) (a)	35,124
		Mid-State Trust
	264,858	11, Class A1, 4.864%, 07/15/2038	242,509
		SLM Student Loan Trust
	3,525	2008-4, Class A1, 3.393%, 01/25/2010 (c)	3,522
	345,000	2008-20D, Class 1, 5.370%, 04/01/2028	341,417
		Total Asset Backed Securities	3,313,059
		(Cost $3,463,440)

		CORPORATE BONDS 43.2%
		Capital Markets 2.1%
		Goldman Sachs Group, Inc.
	450,000	5.700%, 09/01/2012	387,628
	870,000	6.150%, 04/01/2018	723,417
		Morgan Stanley
	1,030,000	5.050%, 01/21/2011	159,120
	1,220,000	5.550%, 04/27/2017	756,315
	240,000	6.625%, 04/01/2018	158,830
			2,185,310
		Chemicals 0.5%
		E.I. DuPont de Nemours
	555,000	6.000%, 07/15/2018	541,750

		Commercial Banks 5.7%
		Barclays Bank Plc
	1,130,000	7.434%, 12/15/2017 (Acquired 09/03/2008, Cost $1,007,220) (a)(b)(c)	920,176
		BB&T Corp.
	910,000	4.900%, 06/30/2017	709,222
		Deutsche Bank Capital Funding Trust
	600,000	5.628%, 01/31/2049 (Acquired 08/14/2008 and 08/19/2008, Cost $505,293) (a)	459,552
		Marshall & Ilsley Bank
	1,195,000	5.413%, 12/04/2012	957,600
		Regions Bank
	360,000	7.500%, 05/15/2018	285,373
		Suntrust Bank
	695,000	5.919%, 05/21/2012	654,160
		UBS AG Stamford
	535,000	5.875%, 12/20/2017 (b)	475,039
		Wachovia Corp.
	535,000	6.000%, 11/15/2017	317,239
	865,000	5.800%, 08/29/2049 (c)	363,300
		Wells Fargo Alternative Loan Trust
	1,050,000	7.700%, 12/29/2049	915,610
			6,057,271
		Computers & Peripherals 0.5%
		Tyco Electronics Group S A
	185,000	6.000%, 10/01/2012 (b)	182,325
	295,000	5.950%, 01/15/2014 (b)	290,180
			472,505
		Consumer Finance 1.5%
		ERAC USA Finance Co.
	775,000	6.375%, 10/15/2017 (Acquired Multiple Dates, Cost $717,985) (a)	615,990
		Household Finance Corp.
	435,000	6.375%, 10/15/2011	430,432
	595,000	4.750%, 07/15/2013	535,312
			1,581,734
		Diversified Financial Services 10.4%
		American Express Credit Co.
	975,000	7.300%, 08/20/2013	940,413
		American General Finance
	275,000	5.900%, 09/15/2012	156,993
	890,000	6.900%, 12/15/2017	412,686
		Bank Of America Corp.
	535,000	5.650%, 05/01/2018	450,626
	1,150,000	8.000%, 12/29/2049 (c)	910,647
		Cargill, Inc.
	230,000	5.600%, 09/15/2012 (Acquired 09/06/2007, Cost $229,929) (a)	227,237
		CIT Group Inc.
	195,000	5.168%, 11/03/2010	128,855
	220,000	5.610%, 02/13/2012	118,801
	335,000	7.625%, 11/30/2012	212,513
	395,000	5.638%, 12/21/2012	206,122
		Citigroup, Inc.
	240,000	6.500%, 08/19/2013	213,304
	140,000	5.500%, 02/15/2017	107,397
	535,000	6.125%, 11/21/2017	453,399
		Credit Suisse Guernsey
	900,000	5.860%, 05/15/2017 (b)(c)	681,360
		Genworth Global Funding
	210,000	5.200%, 10/08/2010	190,105
		Ingersoll-Rand Global Holding Co.
	375,000	6.000%, 08/15/2013 (b)	373,719
		International Lease Finance Corp.
	685,000	5.350%, 03/01/2012	507,074
	230,000	5.300%, 05/01/2012	167,260
	175,000	0.056%, 09/20/2013	113,703
		JP Morgan Chase & Co.
	535,000	6.000%, 01/15/2018	487,852
	1,130,000	7.900%, 10/30/2049 (c)	951,324
		Liberty Property LP
	575,000	6.625%, 10/01/2017	513,787
		Merrill Lynch & Co.
	805,000	6.400%, 08/28/2017	696,261
		Pricoa Global Funding I
	405,000	5.400%, 10/18/2012 (Acquired 10/11/2007 and 04/25/2008, Cost $404,733) (a)	405,709
		Prudential Financial Inc.
	180,000	6.000%, 12/01/2017	160,452
		Royal Bank of Scotland Group Plc
	790,000	6.990%, 10/29/2049 (Acquired Multiple Dates, Cost $671,216) (a)(b)(c)	588,748
		Simon Property Group LP
	340,000	5.100%, 06/15/2015	300,376
	165,000	5.250%, 12/01/2016	140,731
		Windsor Financing LLC
	196,466	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $196,329) (a)	196,854
			11,014,308
		Diversified Telecommunication Services 2.8%
		British Telecom plc
	275,000	5.150%, 01/15/2013 (b)	256,650
	415,000	5.950%, 01/15/2018 (b)	368,026
		Comcast Cable Communications Holdings, Inc.
	180,000	8.375%, 03/15/2013	188,782
		Deutsche Telekom International Finance BV
	285,000	5.750%, 03/23/2016 (b)	254,228
	315,000	6.750%, 08/20/2018 (b)	291,958
		Embarq Corp.
	485,000	6.738%, 06/01/2013	427,489
		Telecom Italia Capital
	530,000	5.250%, 11/15/2013 (b)	470,211
		Telefonica Emisiones SAU
	265,000	6.221%, 07/03/2017 (b)	243,898
		Verizon Communications
	535,000	5.500%, 02/15/2018	472,919
			2,974,161
		Electric Utilities 4.0%
		Commonwealth Edison Co.
	640,000	4.740%, 08/15/2010	635,526
	200,000	5.950%, 08/15/2016	188,882
	95,000	6.150%, 09/15/2017	89,842
		Entergy Arkansas Inc.
	400,000	5.000%, 07/01/2018 (Acquired 06/18/2003 and 08/03/2007, Cost $394,717) (a)	342,472
		Entergy Gulf States, Inc.
	345,000	4.875%, 11/01/2011	335,824
	235,000	5.250%, 08/01/2015	216,498
		Entergy Louisiana LLC
	170,000	5.500%, 04/01/2019	150,502
		FPL Energy Virgina Funding Corp.
	152,133	7.520%, 06/30/2019 (Acquired 02/10/2006 and 08/03/2007, Cost $162,099) (a)	170,123
		General Electric
	240,000	5.250%, 10/19/2012	225,638
		Great River Energy
	327,398	5.829%, 07/01/2017 (Acquired 06/21/2007 and 08/03/2007, Cost $327,398) (a)	331,078
	100,000	7.233%, 07/01/2038 (Acquired 04/23/2008, Cost $100,000) (a)(f)	106,629
		Indianapolis Power & Light Co.
	80,000	6.300%, 07/01/2013 (Acquired 10/17/2006 and 08/03/2007, Cost $82,238) (a)	81,378
	290,000	6.050%, 10/01/2036 (Acquired Multiple Dates, Cost $276,267) (a)	247,074
		Mackinaw Power LLC
	236,075	6.296%, 10/31/2023 (Acquired Multiple Dates, Cost $236,439) (a)	235,511
		Public Service Electric & Gas
	450,000	5.300%, 05/01/2018	420,281
		Virginia Electric & Power Co.
	260,000	5.950%, 09/15/2017	247,439
		Westar Energy Inc.
	220,000	6.000%, 07/01/2014	215,541
			4,240,238
		Food & Staples Retailing 0.7%
		General Mills, Inc.
	275,000	5.650%, 09/10/2012	277,563
		Kraft Foods, Inc.
	525,000	6.125%, 02/01/2018	491,808
			769,371
		Gas Utilities 1.4%
		Alliance Pipeline U.S.
	432,039	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $401,524) (a)	406,877
		Gulfstream Natural Gas
	195,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $195,209) (a)	177,242
		Northern Natural Gas Co.
	700,000	5.375%, 10/31/2012 (Acquired 04/05/2006 and 09/22/2008, Cost $697,835) (a)	692,398
		Source Gas LLC
	175,000	5.900%, 04/01/2017 (Acquired 04/11/2007 and 08/03/2007, Cost $174,449) (a)	143,709
		Southern Star Cent Gas
	50,000	6.000%, 06/01/2016 (Acquired 04/06/2006 and 08/03/2007, Cost $49,832) (a)	47,250
			1,467,476
		Health Care Providers & Services 0.3%
		United Health Group, Inc.
	125,000	6.000%, 02/15/2018	113,077
		Wellpoint, Inc.
	245,000	5.875%, 06/15/2017	226,784
			339,861
		Insurance 4.9%
		Allstate Life Global Funding
	535,000	5.375%, 04/30/2013	516,459
		Genworth Financial, Inc.
	325,000	5.650%, 06/15/2012	277,981
		Hartford Life
	520,000	3.124%, 08/15/2013 (Acquired 08/28/2008, Cost $479,655) (a)	513,702
		Jackson National Life Global Funding
	270,000	5.125%, 02/10/2011 (Acquired Multiple Dates, Cost $268,775) (a)	265,541
	205,000	5.375%, 05/08/2013 (Acquired 05/01/2008 and 05/28/2008, Cost $204,507) (a)	195,305
		Met Life Global Funding
	425,000	5.125%, 04/10/2013 (Acquired 04/07/2008, Cost $424,686) (a)	412,877
	535,000	6.817%, 08/15/2018	506,219
		Monumental Global Funding
	275,000	5.254%, 01/25/2013 (Acquired 12/14/2007 and 05/15/2008, Cost $264,138) (a)	260,725
	330,000	5.500%, 04/22/2013 (Acquired 04/18/2008 and 04/22/2008, Cost $330,410) (a)	322,525
		Nationwide Life Global Fund
	795,000	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $794,006) (a)	796,117
		Principal Life Funding
	295,000	5.150%, 06/17/2011	296,998
		Protective Life Corp.
	795,000	5.450%, 09/28/2012	789,826
			5,154,275
		Media 1.6%
		Comcast Corp.
	280,000	6.300%, 11/15/2017	257,461
		Time Warner, Inc.
	280,000	5.400%, 07/02/2012	266,340
	440,000	6.750%, 07/01/2018	410,929
	450,000	7.700%, 05/01/2032	393,183
		Viacom, Inc.
	360,000	6.250%, 04/30/2016	324,220
			1,652,133
		Multi-Utilities & Unregulated Power 0.7%
		Kern River Funding Corp.
	274,540	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $269,635) (a)	266,653
		Kiowa Power Partners LLC
	196,674	4.811%, 12/30/2013 (Acquired 11/22/2004 and 08/03/2007, Cost $204,114) (a)	195,966
		Midamerican Energy Holdings
	355,000	6.500%, 09/15/2037	311,463
			774,082
		Oil, Gas & Consumable Fuels 0.8%
		PF Export Receivables Master Trust
	334,689	3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $334,417) (a)	338,223
		Valero Energy Corp.
	540,000	6.625%, 06/15/2037	465,982
			804,205
		Real Estate Investment Trusts 2.2%
		AMB Property LP
	545,000	6.300%, 06/01/2013	527,222
		Boston Properties LP
	385,000	6.250%, 01/15/2013	381,631
		Federal Realty Investment Trust
	235,000	5.650%, 06/01/2016	207,009
	235,000	0.062%, 01/15/2017	209,155
		Prologis Trust
	250,000	5.625%, 11/15/2016	212,953
	290,000	6.625%, 05/15/2018	249,071
		Regency Centers LP
	625,000	5.250%, 08/01/2015	563,687
			2,350,728
		Telecommunications 0.3%
		News America Inc.
	365,000	6.650%, 11/15/2037	306,134

		Transportation 2.2%
		Burlington North Santa Fe
	567,966	6.230%, 07/02/2018 (f)	577,298
	365,015	4.575%, 01/15/2021	322,988
		CSX Transportation, Inc.
	145,000	6.750%, 03/15/2011	148,180
	418,455	6.251%, 01/15/2023 (f)	400,832
		Union Pacific Corp.
	320,000	5.450%, 01/31/2013	313,830
	565,857	5.404%, 07/02/2025 (f)	538,283
			2,301,411
		Utilities 0.6%
		Appalachian Power Co.
	235,000	5.650%, 08/15/2012	229,999
		West Penn Power Co.
	410,000	5.950%, 12/15/2017 (Acquired Multiple Dates, Cost $409,144) (a)	380,451
			610,450

		Total Corporate Bonds	45,597,403
		(Cost $49,935,051)

		MORTGAGE BACKED SECURITIES 46.5%
		Banc of America Commercial Mortgage Inc.
	1,005,000	Series 2006-5, Class A4, 5.414%, 09/10/2016	883,178
	760,000	Series 2006-3, Class A4, 5.889%, 07/10/2044	688,018
	710,000	Series 2006-1, Class A4, 5.372%, 09/10/2045	627,685
	4,519	Series 2006-6, Class A1, 5.226%, 10/10/2045	4,399
	340,000	Series 2006-4, Class A4, 5.634%, 07/10/2046	302,637
	805,000	Series 2007-3, Class A2, 5.659%, 06/10/2049	756,043
		Bear Stearns Commercial Mortgage Securities
	280,000	Series 2005-PWR10, Class A4, 5.405%, 12/11/2040	258,173
	847,570	Series 2005-PWR8, Class A1, 4.212%, 06/11/2041	833,454
		Chase Commercial Mortgage Securities Corp.
	46,784	Series 1998-2, Class A2, 6.390%, 11/18/2030	46,646
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	1,160,000	Series 2006-CD3, Class A5, 5.617%, 10/15/2048	1,030,222
	2,188	Series 2006-C5, Class A1, 5.273%, 10/15/2049	2,127
	390,000	Series 2006-C5, Class A2, 5.378%, 10/15/2049	372,304
	690,000	Series 2006-C5, Class A1, 5.720%, 10/15/2049	603,964
	745,000	Series 2007-CD4, Class A4, 5.322%, 12/11/2049	621,723
		CitiMortgage Alternative Loan Trust
	1,695,075	Series 2007-A7, Class 3A1, 5.750%, 07/25/2022	1,302,560
		Commercial Mortgage Pass-Through Certificate
	655,335	Series 2003-LB1A, Class A1, 3.251%, 06/10/2038	612,455
	775,000	Series 2006-C7, Class A4, 5.768%, 06/10/2046	700,478
		Credit Suisse First Boston Mortgage Securities Corp.
	131,914	Pool # 2005-10, 5.000%, 09/25/2015	130,344
	20,875	Pool # 1998-C2, 6.300%, 11/15/2030	20,861
	29,084	Pool # 2003-1, 7.000%, 02/25/2033	27,409
	115,000	Pool # 2006-C5, 5.246%, 12/15/2039	108,953
	260,000	Pool # 2007-C1, 5.383%, 02/15/2040	217,770
	850,000	Pool # 2007-C2, 5.448%, 01/15/2049	796,161
		CWCapital Cobalt
	705,000	Series 2007-C3, Class A4, 6.015%, 05/15/2046 (c)	600,372
	350,000	Series 2006-C1, Class A2, 5.174%, 08/15/2048	331,748
		FHLMC Pools
	389	Pool # 25, 6.500%, 12/25/2008	388
	122,863	Pool # 2775, 3.000%, 11/15/2013	122,566
	304,757	Pool # B18639, 4.000%, 01/01/2015	299,756
	343,452	Pool # E0-1418, 4.000%, 07/01/2018	333,849
	304,520	Pool # E01647, 4.000%, 05/01/2019	294,119
		FHLMC Remic
	22,091	Series 2630, Class KL, 3.500%, 04/15/2013	22,076
	14,223	Series 2508, Class CR, 4.500%, 03/15/2016	14,242
	788,420	Series 2990, Class EN, 4.500%, 02/15/2033	780,633
	562,445	Series 3031, Class LN, 4.500%, 08/15/2033	557,249
	506,105	Series 3202, Class LN, 4.500%, 03/15/2035	499,967
		FNMA Pools
	454,205	Pool # 381370, 5.740%, 03/01/2009	452,739
	241,990	Pool # 725564, 4.495%, 04/01/2009 (f)	241,082
	233,914	Pool # 555648, 4.543%, 06/01/2013	228,161
	393,615	Pool # 386341, 3.810%, 08/01/2013	372,136
	300,261	Pool # 386441, 3.980%, 08/01/2013	288,329
	189,013	Pool # 735065, 4.498%, 08/01/2013	184,152
	254,244	Pool # 745456, 5.500%, 03/01/2016	258,123
	328,559	Pool # 357312, 5.000%, 12/01/2017	330,050
	135,488	Pool # 254759, 4.500%, 06/01/2018	133,496
	223,896	Pool # 254919, 4.000%, 09/01/2018	217,315
	463,172	Pool # 725546, 4.500%, 06/01/2019	454,913
	929,788	Pool # 735841, 4.500%, 11/01/2019	913,209
	329,193	Pool # 386320, 4.550%, 10/01/2033	302,808
	154,223	Pool # 2002T4, 7.500%, 12/25/2041	164,306
		FNMA Remic
	583,159	Series 2005-95, Class LN, 4.500%, 03/25/2033	576,682
	214,357	Series 2004-64, Class BA, 5.000%, 03/25/2034	213,010
	210,000	Series 2004-26, Class PE, 4.500%, 04/25/2034	182,554
	216,719	Series 2004-T2, Class IA3, 7.000%, 11/25/2043	233,224
		GE Capital Mortgage Corporation
	645,000	Series 2005-C4, Class A4, 5.333%, 11/10/2045 (c)	591,609
		GMAC Commercial Mortgage Securities Inc.
	644,757	Pool # 2003-C1, 3.337%, 05/10/2036	610,498
	440,000	Pool # 2006-C1, 5.238%, 11/10/2045	386,933
		GNMA Pool
	531,460	Pool # 2005-21, 5.000%, 03/20/2035	456,173
		GNMA Remic
	340,000	Series 2008-51, Class GY, 4.000%, 06/16/2023	297,333
		Greenwich Capital Commercial Funding Corp.
	665,000	Series 2005-GG5, Class A2, 5.117%, 04/10/2037	651,308
	370,000	Series 2005-GG5, Class A5, 5.224%, 04/10/2037	336,236
	180,000	Series 2006-GG7, Class A2, 5.914%, 07/10/2038	175,806
	1,705,000	Series 2006-GG7, Class A4, 6.110%, 07/10/2038 (c)	1,549,259
	480,000	Series 2007-GG9, Class A2, 5.381%, 03/10/2039	447,693
	1,340,000	Series 2007-GG9, Class A4, 5.444%, 03/10/2039	1,132,449
	393,187	Series 2007-GG11, Class A1, 5.358%, 12/10/2049	367,699
		GS Mortgage Securities Corp. II
	549,014	Series 2007-EOP, Class A1, 5.410%, 03/06/2020 (Acquired 09/17/2007 and 04/22/2008, Cost $539,195) (a)(c)	492,791
		JP Morgan Chase Commercial Mortgage Securites Corp.
	779,616	Series 2002-C1, Class A2, 4.914%, 07/12/2037	766,811
	390,000	Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	335,638
		LB-UBS Commercial Mortgage Trust
	32,747	Series 2003-C, Class A2, 3.086%, 05/15/2027	32,622
	120,000	Series 2005-C3, Class A2, 4.553%, 07/15/2030	117,357
	355,000	Series 2005-C7, Class A4, 5.197%, 11/15/2030	323,492
	1,690,000	Series 2006-C1, Class A4, 5.156%, 02/15/2031	1,480,976
	24,673	Series 1998-C4, Class A2, 6.300%, 10/15/2035	24,613
	925,000	Series 2006-C4, Class A4, 6.080%, 06/15/2038 (c)	844,919
	755,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	660,866
	150,000	Series 2007-C1, Class A2, 5.318%, 02/15/2040	140,167
	1,274,000	Series 2007-C2, Class A2, 5.330%, 02/15/2040	1,185,699
	580,000	Series 2007-C1, Class A4, 5.424%, 02/15/2040	487,055
	1,125,000	Series 2007-C2, Class A3, 5.430%, 02/15/2040	943,626
	973,000	Series 2007-C3, Class A4, 6.136%, 07/15/2044 (c)	846,312
		Master Alternative Loans Trust
	156,922	Pool # 2004-6, 4.500%, 07/25/2014	147,409
		Master Asset Securitization Trust
	127,016	Pool # 2004-3, 4.750%, 01/25/2014	121,782
		Merrill Lynch Commercial Mortgage Trust
	130,184	Series 1998-C3, Class A3, 5.880%, 12/15/2030	129,840
	21,646	Series 2002-MW1, Class A2, 4.929%, 07/12/2034	21,604
	670,000	Series 2005-LC1, Class A4, 5.291%, 01/12/2044	609,200
	580,000	Series 2006-2, Class A4, 5.910%, 06/12/2046 (c)	529,486
	525,000	Series 2006-3, Class A4, 5.414%, 07/12/2046	460,396
	155,000	Series 2007-7, Class A2, 5.693%, 06/12/2050	145,027
	440,000	Series 2007-C1, Class A2, 5.725%, 06/12/2050	412,183
		Morgan Stanley Capital I
	1,350,000	Series 2006-IQ11, Class A4, 5.944%, 10/15/2042	1,224,318
	545,484	Series 2007-HQ13, Class A1, 5.357%, 12/15/2044	521,237
		Residential Accredit Loans, Inc.
	332,014	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	293,293
		Residential Asset Securitization Trust
	291,850	Series 2003-A6, Class A1, 4.500%, 07/25/2033	265,139
		Wachovia Bank Commercial Mortgage Trust
	375,842	Series 2003-C5, Class A1, 2.986%, 06/15/2035	357,119
	795,000	Series 2005-C22, Class A4, 5.445%, 12/15/2044	718,881
	1,435,000	Series 2006-C23, Class A4, 5.418%, 01/15/2045	1,260,283
	2,125,000	Series 2006-C24, Class A3, 5.558%, 03/15/2045	1,879,408
	185,000	Series 2006-C27, Class A3, 5.765%, 07/15/2045	164,017
	435,000	Series 2007-C34, Class A3, 5.680%, 05/15/2046	365,178
	1,235,000	Series 2007-C31, Class A2, 5.421%, 04/15/2047	1,144,417
	1,315,000	Series 2006-C29, Class A4, 5.380%, 11/15/2048	1,126,547
	262,673	Series 2007-C32, Class A1, 5.686%, 06/15/2049	253,716
		Wells Fargo Mortgage Backed Securities Trust
	716,630	Pool # 2006-3, 5.500%, 03/25/2036	700,210
		Total Mortgage Backed Securities	49,087,448
		(Cost $51,210,279)

		U.S. TREASURY OBLIGATIONS 0.3%
		U.S. Treasury Bonds 0.3%
	366,386	1.750%, 01/15/2028	319,643

		Total U.S. Treasury Obligations	319,643
		(Cost $329,782)

		SHORT-TERM INVESTMENTS 3.9%
		US Government Agency Issues (d) 1.6%
	$1,665,000	Federal Home Loan Bank Discount Note,
		2.650%, 06/04/2009	1,659,016

		Variable Rate Demand Notes (e) 2.3%
	2,491,676	U.S. Bank Demand Note, 2.4975%	2,491,676

		Total Short-Term Investments	4,150,692
		(Cost $4,150,692)

		Total Investments 97.1%	102,468,245
		(Cost $109,089,244)

		Other Assets in Excess of Liabilities 2.9%	3,024,546

		TOTAL NET ASSETS 100.0%	$105,492,791

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $11,813,270 (11.2% of net assets) at September 30, 2008.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(e)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2008.
(f)	Security is fair valued.

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments	$ 109,089,244
	Gross unrealized appreciation	228,478
	Gross unrealized depreciation	(6,849,477)
	Net unrealized depreciation	$ (6,620,999)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Credit Default Swaps:
As of September 30, 2008, the Columbus Core Fund held the following credit default swaps:

			(Pay)/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

JP Morgan	GE Capital Corp. (f)	SELL	5.40%	9/20/2013	$ 1,530,000	($17,396)

JP Morgan	GE Capital Corp. (f)	SELL	5.30%	9/20/2013	390,000	(5,913)

					$1,920,000	($23,309)

Frontegra IronBridge Small Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.1%
		Aerospace & Defense 3.7%
	55,750	Esterline Technologies Corp. (a)	$2,207,142
	132,259	Moog Inc. - Class A (a)	5,671,266
	124,197	Orbital Sciences Corp. (a)	2,977,002
	67,374	Triumph Group, Inc.	3,079,666
			13,935,076
		Auto Components 1.8%
	297,544	Gentex Corp.	4,254,879
	120,222	Superior Industries International, Inc.	2,303,454
			6,558,333
		Biotechnology 3.1%
	160,126	Cepheid, Inc. (a)	2,214,543
	200,504	Exelixis, Inc. (a)	1,219,064
	146,545	Isis Pharmaceuticals, Inc. (a)	2,475,145
	51,906	Metabolix, Inc. (a)	564,737
	29,979	Onyx Pharmaceuticals, Inc. (a)	1,084,640
	97,932	Sangamo Biosciences, Inc. (a)	754,077
	45,948	Techne Corp. (a)	3,313,770
			11,625,976
		Building Products 1.8%
	217,502	Apogee Enterprises, Inc.	3,269,055
	95,582	Universal Forest Products, Inc.	3,336,768
			6,605,823
		Capital Markets 2.5%
	321,788	Jefferies Group, Inc.	7,208,051
	80,340	Waddell & Reed Financial, Inc.	1,988,415
			9,196,466
		Chemicals 3.8%
	57,417	Arch Chemicals, Inc.	2,026,820
	84,510	FMC Corp.	4,342,969
	75,611	Lubrizol Corp.	3,261,859
	110,714	Methanex Corp. (b)	2,202,101
	39,415	Minerals Technologies Inc.	2,339,674
			14,173,423
		Commercial Banks 5.3%
	60,188	Cullen/Frost Bankers, Inc.	3,611,280
	185,862	First Midwest Bancorp, Inc.	4,505,295
	393,407	Sterling Bancshares, Inc.	4,111,103
	93,732	United Bankshares, Inc.	3,280,620
	77,733	Westamerica Bancorporation	4,471,980
			19,980,278
		Commercial Services & Supplies 0.6%
	11,942	Strayer Education, Inc.	2,391,505

		Communications Equipment 3.0%
	72,451	Belden Inc.	2,303,217
	88,078	Polycom, Inc. (a)	2,037,244
	236,940	Tekelec (a)	3,314,791
	143,573	ViaSat, Inc. (a)	3,385,451
			11,040,703
		Computers & Peripherals 0.7%
	91,549	Synaptics Inc. (a)	2,766,611

		Construction & Engineering 0.2%
	59,494	Insituform Technologies, Inc. (a)	890,030

		Distributors 0.5%
	52,140	WESCO International, Inc. (a)	1,677,865

		Diversified Financial Services 0.2%
	22,981	GATX Corp.	909,358

		Electric Utilities 1.3%
	153,535	Black Hills Corp.	4,770,332

		Electrical Equipment 4.1%
	83,509	American Superconductor Corp. (a)	1,968,307
	41,307	SunPower Corp. (a)	2,852,216
	125,138	Thomas & Betts Corp. (a)	4,889,142
	154,837	Woodward Governor Co.	5,461,101
			15,170,766
		Electronic Equipment & Instruments 6.5%
	140,893	Flir Systems, Inc. (a)	5,413,109
	25,684	Itron, Inc. (a)	2,273,805
	161,737	National Instruments Corp.	4,860,197
	50,331	Rofin-Sinar Technologies, Inc. (a)	1,540,632
	72,958	Scansource, Inc. (a)	2,100,461
	198,745	Trimble Navigation Ltd. (a)	5,139,545
	207,405	Veeco Instruments, Inc. (a)	3,071,668
			24,399,417

		Energy Equipment & Services 3.8%
	36,620	Lufkin Industries, Inc.	2,905,797
	65,688	Oceaneering International, Inc. (a)	3,502,484
	85,419	Oil States International, Inc. (a)	3,019,562
	11,545	Smith International, Inc.	676,999
	83,088	Unit Corp. (a)	4,139,444
			14,244,286
		Food Products 0.5%
	55,361	Corn Products International, Inc.	1,787,053

		Gas Utilities 1.9%
	134,629	AGL Resources, Inc.	4,224,658
	144,117	Southern Union Co.	2,976,016
			7,200,674
		Health Care Equipment & Supplies 6.8%
	112,086	ABIOMED, Inc. (a)	1,989,526
	50,879	Analogic Corp.	2,531,739
	119,098	Hansen Medical, Inc. (a)	1,600,677
	121,442	IDEXX Laboratories, Inc. (a)	6,655,022
	81,512	Illumina, Inc. (a)	3,303,681
	77,720	SonoSite, Inc. (a)	2,440,408
	107,185	Varian, Inc. (a)	4,598,237
	66,854	Zoll Medical Corp. (a)	2,187,463
			25,306,753
		Health Care Providers & Services 4.2%
	161,067	Cerner Corp. (a)	7,190,031
	113,283	Owens & Minor, Inc.	5,494,225
	138,466	Phase Forward, Inc. (a)	2,895,324
			15,579,580
		Hotels, Restaurants & Leisure 0.8%
	98,483	WMS Industries, Inc. (a)	3,010,625

		Household Durables 4.1%
	104,396	AptarGroup, Inc.	4,082,928
	94,825	Snap-On Inc.	4,993,484
	144,089	Tupperware Brands Corp.	3,981,179
	85,806	Universal Electronics, Inc. (a)	2,143,434
			15,201,025
		Industrial Conglomerates 2.5%
	19,034	Alleghany Corp. (a)	6,947,410
	64,761	Raven Industries, Inc.	2,548,345
			9,495,755
		Insurance 4.5%
	237,448	American Financial Group, Inc.	7,004,716
	88,587	Argo Group International Holdings Ltd. (a)(b)	3,264,431
	89,051	FBL Financial Group, Inc. - Class A	2,483,632
	97,844	Selective Insurance Group, Inc.	2,242,585
	61,645	Stewart Information Services Corp.	1,833,939
			16,829,303
		Leisure Equipment & Products 2.7%
	449,121	Callaway Golf Co.	6,319,133
	344,081	Leapfrog Enterprises, Inc. (a)	3,633,495
			9,952,628
		Machinery 5.1%
	107,037	Astec Industries, Inc. (a)	3,299,951
	126,040	IDEX Corp.	3,909,761
	56,185	Kaydon Corp.	2,531,696
	104,935	Lincoln Electric Holdings, Inc.	6,748,370
	32,500	Valmont Industries, Inc.	2,687,425
			19,177,203
		Marine 1.6%
	133,593	Alexander & Baldwin, Inc.	5,882,100

		Metals & Mining 1.3%
	47,870	Carpenter Technology	1,227,866
	123,983	GrafTech International Ltd. (a)	1,873,383
	89,961	RTI International Metals, Inc. (a)	1,759,637
			4,860,886
		Multi-Utilities & Unregulated Power 2.3%
	402,123	Avista Corp.	8,730,090

		Oil & Gas 2.0%
	47,779	Berry Petroleum Co. - Class A	1,850,481
	134,632	Cabot Oil & Gas Corp.	4,865,600
	40,220	Tesco Corp. (a)(b)	842,207
			7,558,288

		Oil, Gas & Consumable Fuels 0.5%
	284,910	International Coal Group, Inc. (a)	1,777,838

		Real Estate 4.9%
	173,401	Corporate Office Properties Trust	6,996,730
	107,536	First Industrial Realty Trust, Inc.	3,084,133
	116,394	Mid-America Apartment Communities, Inc.	5,719,601
	68,147	The St. Joe Co.	2,663,866
			18,464,330
		Semiconductor & Semiconductor Equipment 1.3%
	150,607	Cypress Semiconductor Corp. (a)	786,168
	118,686	Semtech Corp. (a)	1,656,857
	33,860	Standard Microsystems Corp. (a)	845,823
	63,646	Varian Semiconductor Equipment Associates, Inc. (a)	1,598,787
			4,887,635
		Software 1.9%
	98,817	Jack Henry & Associates, Inc.	2,008,950
	124,764	Manhattan Associates, Inc. (a)	2,787,228
	129,794	Parametric Technology Corp. (a)	2,388,209
			7,184,387
		Specialty Retail 0.7%
	61,724	Tractor Supply Co. (a)	2,595,494

		Textiles, Apparel & Luxury Goods 1.7%
	95,847	Oxford Industries, Inc.	2,475,728
	142,408	Wolverine World Wide, Inc.	3,768,116
			6,243,844
		Thrifts & Mortgage Finance 0.9%
	188,918	Washington Federal, Inc.	3,485,537

		Total Common Stocks	355,547,276
		(Cost $339,057,689)

		EXCHANGE TRADED FUNDS 0.5%
	27,484	iShares Russell 2000 Index Fund	1,879,631

		Total Exchange Traded Funds	1,879,631
		(Cost $1,903,520)

	Principal Amount		Value
		SHORT-TERM INVESTMENTS 4.4%
		Variable Rate Demand Notes (c) 4.4%
	$16,242,667	U.S. Bank Demand Note, 2.233%	16,242,667

		Total Short-Term Investments	16,242,667
		(Cost $16,242,667)

		Total Investments 100.0%	373,669,574
		(Cost $357,203,876)

		Other Assets in Excess of Liabilities 0.0%	141,643

		TOTAL NET ASSETS 100.0%	373,811,217

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2008.

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments	$ 357,203,876
	Gross unrealized appreciation	56,638,327
	Gross unrealized depreciation	(40,172,629)
	Net unrealized appreciation	$ 16,465,698

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 98.3%
		Australia 4.8%
	54,724	BHP Billiton Ltd.	$1,415,746
	84,956	Orica Ltd.	1,434,763
	758,700	Paladin Energy Ltd. (a)	2,344,811
	233,954	QBE Insurance Group Ltd.	5,045,474
	30,774	Rio Tinto Ltd.	2,073,622
	285,302	Santos Ltd.	4,365,508
			16,679,924
		Canada 0.7%
	82,939	Teck Cominco Ltd. - Class B	2,355,101

		China 1.3%
	2,704,000	Huaneng Power International, Inc.	1,797,747
	2,460,000	PetroChina Co., Ltd. - Class H	2,553,713
			4,351,460
		Finland 2.4%
	78,990	Fortum Oyj	2,650,840
	297,180	Nokia Oyj	5,542,821
			8,193,661
		France 9.7%
	39,740	Alstom	3,016,631
	41,720	Arcelor Mittal	2,113,406
	163,700	Axa	5,358,601
	50,511	Bouygues SA	2,288,166
	51,355	GDF Suez	2,671,781
	41,534	LVMH Moet Hennessy Louis Vuitton SA	3,646,414
	17,599	Suez Environnement SA (a)	433,329
	32,508	Technip SA	1,826,659
	87,496	Total SA	5,315,363
	9,800	Vallourec SA	2,114,618
	159,509	Vivendi	5,000,708
			33,785,676
		Germany 9.1%
	24,200	Allianz AG	3,334,311
	68,210	Bayer AG	5,007,067
	91,200	Deutsche Bank AG	6,622,283
	553,555	Deutsche Telekom AG	8,410,849
	101,551	E.ON AG	5,157,721
	70,781	Gea Group AG	1,399,097
	89,058	Symrise AG	1,476,747
			31,408,075
		Greece 1.4%
	215,112	Alpha Bank A.E.	4,683,229

		Hong Kong 4.4%
	614,400	The Bank of East Asia, Ltd.	1,934,022
	300,000	Cheung Kong (Holdings) Ltd.	3,398,560
	195,000	China Mobile Ltd.	1,953,447
	36,964	China Mobile (Hong Kong) Ltd. - ADR	1,851,157
	1,334,000	Hang Lung Properties Ltd.	3,140,282
	708,000	Television Broadcasts Ltd.	3,006,532
			15,284,000
		Italy 2.9%
	185,081	Eni SPA	4,905,756
	1,414,499	UniCredito Italiano SPA	5,289,288
			10,195,044
		Japan 20.1%
	378,000	The Bank of Yokohama, Ltd.	1,872,389
	54,200	Capcom Co., Ltd.	1,552,615
	715	East Japan Railway Co.	5,332,210
	55,600	Fanuc Ltd.	4,182,889
	139,700	Hitachi Construction Machinery Co., Ltd.	3,452,928
	249,000	Hitachi Metals Ltd.	2,976,066
	554	Inpex Holdings, Inc.	4,708,131
	94,000	Kao Corp.	2,520,847
	161,400	Mitsubishi Corp.	3,366,828
	754,100	Mitsubishi Tokyo Financial Group, Inc.	6,575,940
	105,000	Mitsui & Co., Ltd.	1,303,504
	221,000	Mitsui Fudosan Co., Ltd.	4,270,151
	51,500	Murata Manufacturing Co., Ltd.	2,079,088
	54,000	NGK Insulators Ltd.	661,091
	54,300	Nidec Corp.	3,340,467
	376,500	Nomura Holdings, Inc.	4,913,365
	128,400	Nomura Research Institute Ltd.	2,642,640
	87,500	Shin-Etsu Chemical Co., Ltd.	4,160,688
	89,800	Takeda Pharmaceutical Co. Ltd.	4,521,483
	125,200	Toyota Motor Corp.	5,352,614
			69,785,934

		Netherlands 4.6%
	164,375	ASML Holding NV	2,872,706
	81,100	Heineken NV	3,258,373
	134,100	ING Groep NV	2,874,800
	127,997	Unilever NV	3,602,964
	166,305	Wolters Kluwer NV	3,370,688
			15,979,531
		Norway 0.6%
	59,100	Yara International ASA	2,103,364

		Russia 1.2%
	71,658	Lukoil ADR	4,191,993

		Russian Federation 0.5%
	55,550	Gazprom OAO - ADR	1,738,715

		Singapore 1.5%
	792,000	Capitaland Ltd.	1,726,386
	356,000	Great Eastern Holdings Ltd.	3,347,285
			5,073,671
		Spain 2.7%
	113,706	Indra Sistemas, SA	2,709,581
	284,100	Telefonica SA	6,755,191
			9,464,772
		Sweden 0.6%
	223,400	Telefonaktiebolaget LM Ericsson - Class B	2,121,583

		Switzerland 11.9%
	166,500	Credit Suisse Group	7,775,878
	75,600	Holcim Ltd.	5,540,829
	129,530	Nestle SA	5,597,968
	81,600	Novartis AG	4,296,204
	52,800	Roche Holding AG	8,265,413
	13,000	Syngenta AG	2,741,492
	25,538	Zurich Financial Services AG	7,071,998
			41,289,782
		Taiwan 0.9%
	319,144	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,990,379

		United Kingdom 17.0%
	445,800	Aviva plc	3,877,651
	494,624	BAE Systems plc	3,646,315
	110,720	BHP Billiton plc	2,508,259
	822,437	BP plc	6,849,462
	244,600	British Sky Broadcasting Group plc	1,819,796
	265,006	GlaxoSmithKline plc	5,740,714
	1,711,571	Legal & General Group plc	3,088,910
	307,670	National Grid plc	3,905,266
	85,104	Rio Tinto Plc	5,341,040
	195,300	Royal Dutch Shell plc - Class A	5,640,321
	152,900	SABMiller plc	2,985,306
	312,600	Smith & Nephew plc	3,301,490
	220,733	Smiths Group Plc	4,002,614
	2,741,709	Vodafone Group plc	6,054,845
			58,761,989

		Total Common Stocks	340,437,883
		(Cost $385,106,327)

		SHORT-TERM INVESTMENTS 1.0%
		Investment Company 1.0%
	3,604,946	Fidelity Institutional Money Market Portfolio	3,604,946

		Total Short-Term Investments	3,604,946
		(Cost $3,604,946)

		Total Investments 99.3%	344,042,829
		(Cost $388,711,273)

		Other Assets in Excess of Liabilities 0.7%	2,394,138

		TOTAL NET ASSETS 100.0%	$346,436,967

(a)	Non-Income Producing.
ADR	American Depositary Receipt

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments	$ 388,711,273
	Gross unrealized appreciation	19,344,546
	Gross unrealized depreciation	(64,012,990)
	Net unrealized appreciation	$ (44,668,444)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.4%
		Aerospace & Defense 2.7%
	53,819	BE Aerospace, Inc. (a)	$851,955
	37,747	Esterline Technologies Corp. (a)	1,494,404
	33,864	Goodrich Corp.	1,408,742
	29,102	Moog Inc. - Class A (a)	1,247,894
	36,750	Teledyne Technologies, Inc. (a)	2,100,630
			7,103,625
		Auto Components 0.7%
	128,998	Gentex Corp.	1,844,671

		Biotechnology 2.4%
	115,909	Cepheid, Inc. (a)	1,603,022
	97,387	Isis Pharmaceuticals, Inc. (a)	1,644,866
	38,171	Onyx Pharmaceuticals, Inc. (a)	1,381,027
	24,760	Techne Corp. (a)	1,785,691
			6,414,606
		Capital Markets 2.2%
	25,490	Affiliated Managers Group, Inc. (a)	2,111,847
	119,817	Jefferies Group, Inc.	2,683,901
	43,870	Waddell & Reed Financial, Inc.	1,085,782
			5,881,530
		Chemicals 7.0%
	55,331	Airgas, Inc.	2,747,184
	96,909	Albemarle Corp.	2,988,673
	60,322	FMC Corp.	3,099,948
	79,491	Lubrizol Corp.	3,429,242
	96,373	Methanex Corp. (b)	1,916,859
	27,997	Minerals Technologies, Inc.	1,661,902
	50,620	Sigma-Aldrich Corp.	2,653,500
			18,497,308
		Commercial Banks 2.0%
	86,620	Cullen/Frost Bankers, Inc.	5,197,200

		Commercial Services & Supplies 0.6%
	7,520	Strayer Education, Inc.	1,505,955

		Communications Equipment 1.6%
	68,429	Belden, Inc.	2,175,358
	86,509	ViaSat, Inc. (a)	2,039,882
			4,215,240
		Computers & Peripherals 0.7%
	64,295	Synaptics Inc. (a)	1,942,995

		Construction & Engineering 1.7%
	85,793	Quanta Services, Inc. (a)	2,317,269
	56,370	URS Corp. (a)	2,067,088
			4,384,357
		Distributors 1.1%
	74,560	Genuine Parts Co.	2,998,058

		Diversified Financial Services 0.4%
	23,600	GATX Corp.	933,852

		Electric Utilities 2.8%
	79,365	Allegheny Energy, Inc.	2,918,251
	102,643	Wisconsin Energy Corp.	4,608,671
			7,526,922
		Electrical Equipment 4.0%
	73,668	American Superconductor Corp. (a)	1,736,355
	56,935	AMETEK, Inc.	2,321,240
	57,568	Roper Industries, Inc.	3,279,073
	21,358	Sunpower Corp. - Class B (a)	1,474,769
	50,429	Woodward Governor Co.	1,778,631
			10,590,068
		Electronic Equipment & Instruments 5.8%
	62,668	Amphenol Corp. - Class A	2,515,494
	102,481	Avnet, Inc. (a)	2,524,107
	84,970	FLIR Systems, Inc. (a)	3,264,547
	23,551	Itron, Inc. (a)	2,084,970
	82,266	National Instruments Corp.	2,472,093
	100,206	Trimble Navigation Ltd. (a)	2,591,327
			15,452,538

		Energy Equipment & Services 3.6%
	40,018	FMC Technologies, Inc. (a)	1,862,838
	68,161	Helmerich & Payne, Inc.	2,943,873
	33,640	Oceaneering International, Inc. (a)	1,793,685
	102,220	Pride International, Inc. (a)	3,026,734
			9,627,130
		Food Products 3.7%
	45,963	Corn Products International, Inc.	1,483,686
	98,392	Hormel Foods Corp.	3,569,662
	122,425	McCormick & Co., Inc.	4,707,241
			9,760,589
		Gas Utilities 0.5%
	52,230	UGI Corp.	1,346,489

		Health Care Equipment & Supplies 5.7%
	44,050	Gen-Probe, Inc. (a)	2,336,853
	88,365	Hansen Medical, Inc. (a)	1,187,626
	70,308	IDEXX Laboratories, Inc. (a)	3,852,878
	75,130	Illumina, Inc. (a)	3,045,019
	185,628	PerkinElmer, Inc.	4,635,131
			15,057,507
		Health Care Providers & Services 3.7%
	70,748	Cerner Corp. (a)	3,158,191
	64,300	Henry Schein, Inc. (a)	3,461,912
	149,843	Phase Forward Inc. (a)	3,133,217
			9,753,320
		Hotels, Restaurants & Leisure 1.4%
	123,260	WMS Industries, Inc. (a)	3,768,058

		Household Durables 3.5%
	97,094	AptarGroup, Inc.	3,797,346
	35,894	Snap-On Inc.	1,890,178
	134,225	Tupperware Brands Corp.	3,708,637
			9,396,161
		Industrial Conglomerates 1.8%
	13,331	Alleghany Corp.	4,865,815

		Insurance 3.2%
	164,655	American Financial Group, Inc.	4,857,322
	10,545	Markel Corp. (a)	3,706,568
			8,563,890
		Internet Software & Services 0.4%
	54,820	Akamai Technologies, Inc. (a)	956,061

		Leisure Equipment & Products 0.8%
	141,860	Callaway Golf Co.	1,995,970

		Machinery 3.6%
	35,280	Harsco Corp.	1,312,063
	42,886	IDEX Corp.	1,330,324
	81,810	Kennametal, Inc.	2,218,687
	33,540	Lincoln Electric Holdings, Inc.	2,156,957
	75,468	Pall Corp.	2,595,345
			9,613,376
		Marine 1.9%
	116,389	Alexander & Baldwin, Inc.	5,124,608

		Metals & Mining 1.5%
	34,500	Allegheny Technologies, Inc.	1,019,475
	43,380	Arch Coal, Inc.	1,426,768
	102,212	GrafTech International Ltd. (a)	1,544,424
			3,990,667
		Multi-Utilities & Unregulated Power 3.6%
	36,530	Energen Corp.	1,654,079
	174,700	MDU Resources Group, Inc.	5,066,300
	83,253	ONEOK, Inc.	2,863,903
			9,584,282
		Oil & Gas 1.8%
	57,609	Berry Petroleum Co. - Class A	2,231,196
	67,140	Cabot Oil & Gas Corp.	2,426,440
			4,657,636
		Paper & Forest Products 1.6%
	91,597	Rayonier Inc.	4,337,118

		Real Estate 4.9%
	99,315	Corporate Office Properties Trust	4,007,360
	99,411	Forest City Enterprises, Inc. - Class A	3,048,935
	152,850	The St. Joe Co.	5,974,907
			13,031,202

		Semiconductor & Semiconductor Equipment 1.5%
	65,770	Altera Corp.	1,360,124
	79,663	Cypress Semiconductor Corp. (a)	415,841
	60,619	Intersil Corp. - Class A	1,005,063
	48,711	Varian Semiconductor Equipment Associates, Inc. (a)	1,223,620
			4,004,648
		Software 2.7%
	99,381	Citrix Systems, Inc. (a)	2,510,364
	78,339	Manhattan Associates, Inc. (a)	1,750,093
	29,860	McAfee Inc. (a)	1,014,046
	101,610	Parametric Technology Corp. (a)	1,869,624
			7,144,127
		Specialty Retail 1.9%
	21,010	Abercrombie & Fitch Co. - Class A	828,844
	47,660	Gamestop Corp. - Class A (a)	1,630,449
	94,143	O'Reilly Automotive, Inc. (a)	2,520,208
			4,979,501
		Textiles, Apparel & Luxury Goods 1.7%
	28,260	VF Corp.	2,184,781
	86,561	Wolverine World Wide, Inc.	2,290,404
			4,475,185
		Thrifts & Mortgage Finance 3.6%
	143,690	Hudson City Bancorp, Inc.	2,651,080
	257,614	New York Community Bancorp, Inc.	4,325,339
	144,517	Washington Federal, Inc.	2,666,339
			9,642,758
		Trading Companies & Distributors 1.1%
	34,850	W.W. Grainger, Inc.	3,030,904

		Total Common Stocks	253,195,927
		(Cost $271,441,176)

	Principal Amount		Value
		SHORT-TERM INVESTMENTS 5.7%
		Commercial Paper 1.3%
	$3,450,000	General Electric, 2.20%, 10/01/2008	3,450,000

		Variable Rate Demand Notes (c) 4.4%
	11,511,179	U.S. Bank Demand Note, 2.233%	11,511,179

		Total Short-Term Investments	14,961,179
		(Cost $14,961,179)

		Total Investments 101.1%	268,157,106
		(Cost $286,402,355)

		Liabilities in Excess of Other Assets (1.1)%	(2,810,579)

		TOTAL NET ASSETS 100.0%	$265,346,527

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2008.

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments	$ 286,402,355
	Gross unrealized appreciation	13,985,994
	Gross unrealized depreciation	(32,231,243)
	Net unrealized depreciation	$ (18,245,249)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9%
	Aerospace & Defense 2.9%
9,810	American Science & Engineering, Inc.	$585,951
12,206	Ceradyne, Inc. (a)	447,472
		1,033,423
	Auto Components 0.7%
22,393	Tenneco Automotive, Inc. (a)	238,038

	Beverages 0.2%
26,876	MGP Ingredients, Inc.	76,328

	Chemicals 1.1%
13,264	Terra Industries Inc.	389,962

	Commercial Banks 8.6%
43,051	East West Bancorp, Inc.	589,799
8,147	First Midwest Bancorp, Inc.	197,483
6,944	Glacier Bancorp, Inc.	172,003
37,443	Old National Bancorp	749,609
92,369	UCBH Holdings, Inc.	592,085
13,032	Westamerica Bancorporation	749,731
		3,050,710
	Commercial Services & Supplies 5.1%
36,784	Corinthian Colleges, Inc. (a)	551,760
10,321	DeVry, Inc.	511,302
22,471	Fuel Tech, Inc. (a)	406,501
11,059	School Specialty, Inc. (a)	344,930
		1,814,493
	Construction & Engineering 0.9%
24,144	ENGlobal Corp. (a)	320,391

	Diversified Financial Services 1.1%
9,559	GATX Corp.	378,250

	Diversified Telecommunication Services 1.1%
33,398	Alaska Communications Systems Group Inc.	408,458

	Electrical Apparatus And Equipment, Wiring Supplies, And 0.8%
78,245	Smith & Wesson Holding Corp. (a)	292,636

	Electrical Equipment 2.0%
48,569	C&D Technologies, Inc. (a)	275,872
12,129	General Cable Corp. (a)	432,156
		708,028
	Electronic Equipment & Instruments 0.5%
28,922	GTSI Corp. (a)	181,341

	Energy Equipment & Services 1.5%
30,173	Ion Geophysical Corp. (a)	428,155
10,810	North American Energy Partners Inc. (a)(b)	112,100
		540,255
	Food & Staples Retailing 2.1%
30,567	United Natural Foods, Inc. (a)	763,869

	Food Products 3.7%
30,307	Lance, Inc.	687,666
21,404	Treehouse Foods, Inc. (a)	635,699
		1,323,365
	Health Care Equipment & Services 1.9%
34,360	PSS World Medical, Inc. (a)	670,020

	Health Care Equipment & Supplies 11.0%
9,777	Haemonetics Corp. (a)	603,436
21,265	ICU Medical, Inc. (a)	646,669
37,733	Medical Action Industries, Inc. (a)	495,434
19,295	Mentor Corp.	460,379
52,198	Merit Medical Systems, Inc. (a)	979,757
8,900	SurModics, Inc. (a)	280,261
10,610	Varian, Inc. (a)	455,169
		3,921,105
	Health Care Providers & Services 4.4%
26,006	Gentiva Health Services, Inc. (a)	700,602
35,023	Sunrise Senior Living, Inc. (a)	482,967
22,671	U.S. Physical Therapy, Inc. (a)	393,568
		1,577,137
	Hotels, Restaurants & Leisure 0.9%
22,159	The Cheesecake Factory (a)	323,965

	Household Durables 1.1%
73,580	Champion Enterprises, Inc. (a)	408,369

	Insurance 3.4%
11,536	Hanover Insurance Group Inc.	525,119
22,646	Stewart Information Services Corp.	673,718
		1,198,837
	IT Services 4.5%
13,782	CACI International Inc. - Class A (a)	690,478
15,391	Mantech International Corp. - Class A (a)	912,533
		1,603,011
	Machinery 5.5%
11,971	IDEX Corp.	371,340
9,200	Kaydon Corp.	414,552
9,497	Robbins & Myers, Inc.	293,742
17,555	Wabtec Corp.	899,343
		1,978,977
	Marine 2.6%
9,631	Alexander & Baldwin, Inc.	424,053
26,226	General Maritime Corp. (b)	510,882
		934,935
	Media 1.8%
13,997	Arbitron Inc.	625,526

	Metals & Mining 3.0%
9,273	Brush Engineered Materials, Inc. (a)	172,200
13,242	Commercial Metals Co.	223,657
13,068	Compass Minerals International, Inc.	684,633
		1,080,490
	Multiline Retail 3.4%
47,704	99 Cents Only Stores (a)	523,313
49,609	Fred's, Inc. - Class A	705,440
		1,228,753
	Oil & Gas 3.0%
8,661	Encore Acquisition Co. (a)	361,856
7,026	Forest Oil Corp. (a)	348,490
4,862	Whiting Petroleum Corp. (a)	346,466
		1,056,812
	Oil, Gas & Consumable Fuels 0.7%
5,221	Foundation Coal Holdings, Inc.	185,763
12,554	International Coal Group Inc. (a)	78,337
		264,100
	Personal Products 2.2%
9,900	Chattem, Inc. (a)	773,982

	Pharmaceuticals 0.8%
13,354	K-V Pharmaceutical Co. - Class A (a)	303,269

	Real Estate 7.0%
42,438	Arbor Realty Trust, Inc.	424,380
37,002	Cedar Shopping Centers Inc.	489,166
16,550	First Industrial Realty Trust, Inc.	474,654
12,364	Mid-America Apartment Communities, Inc.	607,567
24,774	Sun Communities, Inc.	490,773
		2,486,540
	Road & Rail 1.7%
15,837	Genesee & Wyoming, Inc. - Class A (a)	594,204

	Software 1.4%
21,364	Fair Isaac Corp.	492,440

	Specialty Retail 1.6%
13,570	Tractor Supply Co. (a)	570,618

	Textiles, Apparel & Luxury Goods 2.1%
38,884	Carter's, Inc. (a)	767,181

	Thrifts & Mortgage Finance 1.6%
79,207	MGIC Investment Corp.	556,825

	Total Common Stocks	34,936,643
	(Cost $35,326,859)

	SHORT-TERM INVESTMENTS 2.1%
	Investment Company 2.1%
735,916	Fidelity Institutional Money Market Portfolio	735,916

	Total Short-Term Investments	735,916
	(Cost $735,916)

	Total Investments 100.0%	35,672,559
	(Cost $36,062,775)

	Other Assets in Excess of Liabilities 0.0%	1,349

	TOTAL NET ASSETS 100.0%	$35,673,908

(a) Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 36,062,775
Gross unrealized appreciation	4,444,615
Gross unrealized depreciation	(4,834,831)
Net unrealized depreciation	$ (390,216)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

NOTES TO SCHEDULES OF INVESTMENTS

Frontegra Funds, Inc.
September 30, 2008 (Unaudited)

Investment Valuation – Securities are stated at value. Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities, such as term loans, not priced by an independent pricing service are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities (other than short-term investments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. With respect to all Funds, all equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra New Star International Equity Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, IronBridge, New Star and Netols pursuant to guidelines established by the Board of Directors.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008:

Description	Columbus Core Plus		Columbus Core
	Investments in Securities	Other Investments*	Investments in Securities	Other Investments*
Level 1	$571,193	$––	$––	$––
Level 2	438,876,021	(903,214)	102,468,245	(23,309)
Level 3	––	––	––	––
Total	$439,447,214	$(903,214)	$102,468,245	$(23,309)

Description	IronBridge Small Cap	IronBridge SMID	New Star International	Netols Small Cap Value
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$357,426,907	$253,195,927	$3,604,946	$35,672,559
Level 2	16,242,667	14,961,179	340,437,883	––
Level 3	––	––	––	––
Total	$373,669,574	$268,157,106	$344,042,829	$35,672,559

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Effective December 31, 2007 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109  “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2008, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of Expiration	Columbus Core Plus	Columbus Core	IronBridge Small Cap	IronBridge SMID	New Star International	Netols Small Cap Value
2015	$––	$809,697	$––	$––	$––	$––
2016	––	––	––	––	––	119,331
Total	$0	$809,697	$0	$0	$0	$119,331

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:     /s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date:            November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
 (Principal Executive Officer)

Date:            November 24, 2008

By:     /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date:            November 24, 2008